Inventories, Net	6 Months Ended
Jun. 30, 2018
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Inventories, Net

NOTE 9. INVENTORIES, NET

As of June 30, 2018 and December 31, 2017, inventories were as follows:

	June 30 2018		December 31, 2017
Refined and petrochemicals products	Ps.	24,490,269	Ps.	27,862,384
Products in transit		13,589,457		19,112,606
Crude oil		9,602,571		11,445,780
Materials and products in stock		5,050,152		5,172,779
Materials in transit		492,262		180,711
Gas and condensate products		101,111		84,670

	Ps.	53,325,822	Ps.	63,858,930